ROYALTIES, AND MINING AND INCOME TAX, AND DEFERRED TAX - Tax and Royalty (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ROYALTIES, AND MINING AND INCOME TAX, AND DEFERRED TAX
Tax receivable				R (182.8)
Tax and royalties payable				34.9	R 88.6	R 129.6
Net tax and royalties (receivable)/payable	R 88.6	R 129.6	R 84.0	R (147.9)	R 88.6	R 129.6
Reconciliation of the net tax and royalties (receivable)/payable balance:
Balance at beginning of the year	88.6	129.6	84.0
Royalties and current tax	902.7	1,678.4	1,097.3
Tax and royalties paid	(899.3)	(1,732.6)	(1,051.7)
Tax payable on acquisition of subsidiaries	(260.4)	13.2
Foreign currency translation	20.5
Balance at end of the year	R (147.9)	R 88.6	R 129.6